Long-Term Debt (Details) - Schedule of Aggregate Maturities of Long-Term Debt - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Aggregate Maturities of Long Term Debt [Abstract]
2024	$ 268
2025	274
2026	280
2027	287
2028	269
Total	$ 1,378	$ 1,673